Notes Payable and Convertible Notes Payable (Details) - Short-term Debt (Parentheticals) - USD ($)	9 Months Ended	12 Months Ended
	Feb. 28, 2019	May 31, 2018	May 31, 2017
Binder Funding Notes [Member] | Chief Executive Officer [Member]
Notes Payable and Convertible Notes Payable (Details) - Short-term Debt (Parentheticals) [Line Items]
New Note payable	$ 211,700	$ 440,579
Interest Rate	10.00%	10.00%
Accrued interest	$ 1,710	$ 7,364
Beneficial conversion feature	35,023	385,637
Principal payments	$ 211,837	$ 237,794
Conversion Rate (in Dollars per share)	$ 0.3125	$ 0.3125
Newcan Funding Notes [Member] | Director [Member]
Notes Payable and Convertible Notes Payable (Details) - Short-term Debt (Parentheticals) [Line Items]
New Note payable	$ 0	$ 290,000	$ 791,658
Interest Rate	10.00%	10.00%
Accrued interest	$ 1,377	$ 16,681	13,434
Beneficial conversion feature		$ 210,120	$ 6,120
Conversion Rate (in Dollars per share)	$ 0.3125	$ 0.3125	$ 0.25
Transferred	$ 75,000	$ 836,658
Accrued Interest [Member] | Binder Funding Notes [Member] | Chief Executive Officer [Member]
Notes Payable and Convertible Notes Payable (Details) - Short-term Debt (Parentheticals) [Line Items]
Transferred		5,188
Accrued Interest [Member] | Newcan Funding Notes [Member] | Director [Member]
Notes Payable and Convertible Notes Payable (Details) - Short-term Debt (Parentheticals) [Line Items]
Transferred	$ 1,931	25,018
Principal [Member] | Binder Funding Notes [Member] | Chief Executive Officer [Member]
Notes Payable and Convertible Notes Payable (Details) - Short-term Debt (Parentheticals) [Line Items]
Transferred		$ 280,198